Intangible assets - Summary of goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Cost at the beginning of the year	$ 941	$ 951
Additions
Disposals at cost
Impact of currency translation	27	(10)
Cost at the end of the year	$ 968	$ 941